5. Marketable securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
MarketableSecuritiesLineLineItems [Line Items]
Marketable securities	R$ 790,070	R$ 768,611
Current portion	(784,841)	(765,614)
Non-current portion	5,229	2,997
FUNCINE [Member]
MarketableSecuritiesLineLineItems [Line Items]
Marketable securities	5,229	2,997
Sovereign Fund [Member]
MarketableSecuritiesLineLineItems [Line Items]
Marketable securities	14,472	0
FIC - Government Securities [Member]
MarketableSecuritiesLineLineItems [Line Items]
Marketable securities	292,708	284,075
FIC - Repo Transactions [Member]
MarketableSecuritiesLineLineItems [Line Items]
Marketable securities	289,352	236,095
Financial Bill [Member]
MarketableSecuritiesLineLineItems [Line Items]
Marketable securities	96,868	161,789
Other [Member]
MarketableSecuritiesLineLineItems [Line Items]
Marketable securities	R$ 91,441	R$ 83,655